Share-Based Compensation (Tables)	12 Months Ended
Mar. 31, 2026
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Schedule of Share Options Activity

The following table sets forth the share options activity for the years ended March 31, 2025 and 2026:

	Number of shares	Weighted average exercise price	Weighted average remaining contractual term	Aggregate intrinsic value	Weighted average fair value
Outstanding as of March 31, 2024	64,923	56.0	8.95	0.09	19.2
Exercisable as of March 31, 2024	-	-	-	-	-
Granted	-	-	-	-	-
Exercised	-	-	-	-	-
Forfeited	(111)	179.2	-	-	128.0
Outstanding as of March 31, 2025	64,812	56.0	8.01	0.07	19.2
Exercisable as of March 31, 2025	-	-	-	-	-
Granted	-	-	-	-	-
Exercised	-	-	-	-	-
Forfeited	(3,344)	108.8	-	-	89.6
Outstanding as of March 31, 2026	61,468	52.8	7.42	0.02	16.0
Exercisable as of March 31, 2026	-	-	-	-	-